Subsequent Events - Additional Information (Detail) kr / shares in Units, $ in Thousands					12 Months Ended
	Mar. 09, 2021 kr / shares shares	Mar. 02, 2021 shares	Feb. 24, 2021 kr / shares shares	Feb. 15, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares kr / shares	Feb. 15, 2021 kr / shares	Dec. 31, 2020 NOK (kr) shares kr / shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 kr / shares	Dec. 31, 2018 shares kr / shares
Statements [Line Items]
Increase (decrease) in number of shares outstanding					916,720,485
Issued capital					$ 17,251		kr 137,508,072.75	$ 15,445
Par value per share | kr / shares							kr 0.15		kr 0.15	kr 0.15
Number of share options outstanding in share-based payment arrangement					56,344,093		56,344,093	52,875,043
Incentive Subscription Rights [Member]
Statements [Line Items]
Weighted average exercise price of share options exercised in share-based payment arrangement | kr / shares					$ 1.65
Number of share options outstanding in share-based payment arrangement					56,344,093		56,344,093	52,875,043		34,471,050
Private Placement [Member]
Statements [Line Items]
Number of share options outstanding in share-based payment arrangement					57,032,259		57,032,259
Major ordinary share transactions [member] | Private Placement [Member]
Statements [Line Items]
Proceeds from issue of ordinary shares | $				$ 27,200
Increase (decrease) in number of shares outstanding				83,200,000
Share Issued Price Per Share | kr / shares						kr 2.75
Major Share Based Transactions [Member] | Incentive Subscription Rights [Member]
Statements [Line Items]
Increase (decrease) in number of shares outstanding	298,884		934,900
Date of grant of share-based payment arrangement			May 15, 2020
Weighted average exercise price of share options exercised in share-based payment arrangement | kr / shares	kr 0.72		kr 3.10
Share-based Payment Award, vesting percentage			25.00%
Sharebased Payment Award Expiration Date			May 15, 2025
Major Share Based Transactions [Member] | Employee Share Purchase Plan [Member]
Statements [Line Items]
Increase (decrease) in number of shares outstanding		1,060,179